Condensed Balance Sheets (Unaudited) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 194,708	$ 195,704	$ 644,365
Marketable securities	56,800	44,000	82,280
Accounts receivable, net of allowances of $609,817 at March 31, 2013, $811,897 at December 31, 2012 and $624,481 at December 31, 2011	1,513,022	1,966,334	1,399,046
Inventories	2,671,382	2,630,386	2,722,783
Prepaid expenses and other current assets	247,319	261,688	185,348
Total current assets	4,683,231	5,098,112	5,033,822
Equipment, net	42,437	26,045	20,168
Total assets	4,725,668	5,124,157	5,053,990
Current liabilities
Bank debt	799,710	910,807	0
Accounts payable	998,035	931,607	1,058,942
Accrued expenses	345,858	379,841	373,394
Total current liabilities	2,143,603	2,222,255	1,432,336
Total liabilities	2,143,603	2,222,255	1,432,336
Stockholders' equity
Common stock, $0.01 par value: Authorized - 25,000,000 shares; issued and outstanding - 6,973,704 shares at March 31, 2013, December 31, 2012 and December 31, 2011 respectively	69,737	69,737	69,737
Additional paid-in capital	33,914,896	33,904,003	33,864,793
Accumulated deficit	(31,504,363)	(31,170,788)	(30,438,446)
Accumulated other comprehensive income (loss)	101,795	98,950	125,570
Total stockholders' equity	2,582,065	2,901,902	3,621,654
Total liabilities and stockholders' equity	$ 4,725,668	$ 5,124,157	$ 5,053,990